Retirement benefit plan - Schedule of components of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Cash and cash equivalents	$ 0	$ 1
Guaranteed deposits in banks	1,443	2,007
Beneficiary certificate	997	0
Total	$ 2,440	$ 2,008